                                  UNITED STATES

                        SECURITIES & EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Quarter Ended:   June 30, 2002


This Amendment adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:           The Danforth Associates, Inc.
Address:        One Hollis Street
                Suite 206
                Wellesley, MA   02482


13F File Number: 28-3656


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:   Stuart Danforth
Title:  President
Phone:  800-443-4427
Signature, Place, and Date of Signing:


              Stuart Gould Danforth   Wellesley, MA   July 3, 2002


Report Type:

(X)     13F HOLDINGS REPORT



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



                              FORM 13F SUMMARY PAGE

Report Summary:


Form 13F Information Table Entry Total: 38


Form 13F Information Table Value Total: $117,948,993



                           FORM 13F INFORMATION TABLE

                                                                                 DISCRETION             AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP        MARKET VALUE     SHARES   (A) SOLE    MANAGER    (C) NONE
--------------------    --------------  ---------      ------------     -------  ----------  -------    -------
AMERICAN INT'L GROUP         COM        026874107       $  3,242,358     47521          X       1          X

AMGEN INC.                   COM        031162100       $  2,249,668     53717          X       1          X

AUTOMATIC DATA PROC.         COM        053015103       $  2,704,368     62098          X       1          X

BEMIS CO INC.                COM        081437105       $  1,421,960     29936          X       1          X

BANK OF NEW YORK             COM        064057102       $  3,260,901     66199          X       1          X

CISCO SYSTEMS                COM        17275R102       $  1,144,988     82078          X       1          X

CITIGROUP INC                COM        172967101       $  5,363,271    138407          X       1          X

COLGATE PALMOLIVE            COM        194162103       $  3,160,593     63149          X       1          X

EXXON MOBIL                  COM        30231G102       $  6,277,783    153416          X       1          X

FANNIE MAE                   COM        313586109       $  5,409,784     73353          X       1          X

FEDEX CORP                   COM        31428X106       $    794,432     14877          X       1          X

FIRST DATA CORP              COM        319963104       $  1,395,967     37526          X       1          X

GENERAL ELECTRIC             COM        369604103       $  5,405,595    186079          X       1          X

HARLEY-DAVIDSON INC          COM        412822108       $  1,691,807     32998          X       1          X

INTEL CORP                   COM        458140100       $  2,877,470    157497          X       1          X

INT'L FLAVORS & FRAGRANCES   COM        459506101       $    714,618     21995          X       1          X

INTERPUBLIC GROUP            COM        460690100       $  2,823,630     11404          X       1          X

                                                                                 DISCRETION             AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP        MARKET VALUE     SHARES   (A) SOLE    MANAGER    (C) NONE
--------------------    --------------  ---------      ------------     -------  ----------  -------    -------
JOHNSON & JOHNSON            COM        478160104       $  3,446,706     65953          X       1          X

LOWES COS.                   COM        548661107       $  8,079,809    177969          X       1          X

MATTEL INC.                  COM        577081102       $  1,518,224     72022          X       1          X

MEDTRONIC                    COM        585055106       $  6,719,223    156808          X       1          X

MERCK & CO                   COM        589331107       $  2,408,894     47569          X       1          X

MICROSOFT                    COM        594918104       $  2,406,800     44000          X       1          X

PEPSI CO INC.                COM        713448108       $  2,287,813     47465          X       1          X

PFIZER INC                   COM        717081103       $  8,375,990    239314          X       1          X

PROCTER & GAMBLE CO.         COM        742718109       $  3,158,541     35370          X       1          X

SEARS ROEBUCK & CO.          COM        812387108       $  1,066,941     19649          X       1          X

SYSCO CORP.                  COM        871829107       $  1,497,862     55028          X       1          X

TARGET                       COM        87612E106       $  4,803,203    126068          X       1          X

TENET HEALTHCARE CORP        COM        88033G100       $  2,259,191     31575          X       1          X

UNITED TECHNOLOGIES          COM        913017109       $  2,353,075     34655          X       1          X

VIACOM INC. B NON VTG        COM        925524308       $  1,672,483     37694          X       1          X

WALGREEN CO.                 COM        931422109       $  7,757,986    204017          X       1          X

WAL-MART                     COM        931142103       $    850,620     15463          X       1          X

WASHINGTON MUTUAL INC.       COM        939322103       $  2,444,324     65867          X       1          X

WELLS FARGO                  COM        949746101       $  2,257,005     45086          X       1          X

XILINX                       COM        983919101       $    687,322     30643          X       1          X

YUM BRANDS INC.              COM        988498101       $  1,957,790     66933          X       1          X